CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (71,198,379)	$ 5,532,581	$ 65,510,625
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	580,503	406,799	174,384
Loss on disposal of property, equipment and software	28,681	4,613
Share-based compensation	347,466	6,585,386	1,828,868
Allowance for uncollectible loans receivable, accounts receivable and contract assets	16,087,557	1,084,225
Impairment from long-term investments	29,189,836	0
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(183,915)	(418,639)
Prepayments and other assets	899,324	(2,168,873)	3,111,369
Other receivable	(32,265,179)
Deferred tax assets/liabilities	3,584,905	(3,724,082)	415,623
Interest receivable		519,601	(525,914)
Right-of-use assets	750,499
Accrued expenses and other current liabilities	(338,193)	(469,012)	2,464,363
Taxes payable	(2,574,208)	(9,384,591)	14,743,689
Deferred revenue	(65,156)	300,917
Lease liabilities	791,537
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(55,865,720)	(1,731,075)	87,723,007
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for loan originations	(6,082,930)	(123,535,640)	(34,714,361)
Cash received from loan repayments	33,759,916	72,868,460	7,546,600
Purchase of long term investments	(14,594,918)	(16,500,465)
Proceeds from disposal of property, equipment and software	7,815	5,901
Acquisitions of property, equipment and software	(314,520)	(944,813)	(456,030)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	12,775,363	(68,106,557)	(27,623,791)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from IPO, net of offering costs			43,273,702
Capital contributions by NCI			4,507,205
Purchase of shares from NCI			(4,609,830)
Repayments from related parties			4,345,181
Proceeds from exercise of share options	281,617	1,156,623
Proceeds from issuance of unsecured note		20,000,000
Cash received from third party as deposit	710,429
Capital contributions by shareholders	123,671
Dividends paid to shareholders		(19,547,532)
Repurchase of ordinary shares	(2,667,902)	(1,320,468)
Interest payments on unsecured senior notes and short-term bank loan	(2,413,014)
Payments for offering cost		(318,000)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(3,965,199)	(29,377)	47,516,258
EFFECT OF EXCHANGE RATE CHANGE ON CASH	608,636	(5,383,330)	5,774,718
NET (DECREASE) INCREASE IN CASH	(46,446,920)	(75,250,339)	113,390,192
CASH AND CASH EQUIVALENTS - beginning of year	57,372,128	132,622,467	19,232,275
CASH AND CASH EQUIVALENTS - end of year	10,925,208	57,372,128	132,622,467
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	3,209,378	12,248,230	$ 1,016,958
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Purchase of long term investments included in consideration payable		$ 14,289,371
Accrued lease liabilities	$ 791,537